DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying value of derivative liabilities and the input used to estimate fair value
The Company’s derivative liabilities included the following balances and changes in the carrying value of Warrants as of August 31, 2022:

	NUMBER OF WARRANTS	AMOUNT
Balance - August 31, 2021	16,943,650	$35,019
Revaluation of Warrants	—	(30,881)
Balance - August 31, 2022	16,943,650	$4,138

The following inputs were used to estimate the fair value of the Warrants at August 31, 2022 and August 31, 2021:

	AUGUST 31, 2022	AUGUST 31, 2021
Risk free interest rate	3.64%	0.45%
Life of Warrants (years)	1.20	2.20
Market price of Common Shares	$1.42	$3.38
Expected future volatility of Common Shares	77.30%	100.00%
Fair value per warrant	$0.24	$2.07

	NUMBER OF TOP-UP RIGHTS	AMOUNT
Balance - August 31, 2021	6,558,539	$2,508
Granted	3,979,098	—
Exercised	(2,659,716)	(4)
Cancelled / Forfeited	(287,822)	—
Revaluation of Top-up Rights	—	(1,769)
Balance - August 31, 2022	7,590,099	$735

The following inputs were used to estimate the fair value of the Top-up Rights at August 31, 2022, and August 31, 2021:

	August 31, 2022
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price(1)	$0.60 - $9.53	$2.50	$—	$—
Risk free interest rate	3.15% - 3.71%	3.75%	3.16%	3.13%
Expected future volatility of Common Shares	70.00% - 95.00%	70.00%	90.00%	85.00%
Expected life(1)	1.34 - 5.12	1.20	4.91	5.47
Forfeiture rate	10%	—%	25%	6%

	AUGUST 31, 2021
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price(1)	$0.59 - $9.64	$2.50	$—	$—
Risk free interest rate	0.40% - 0.76%	0.46%	0.92%	0.88%
Expected future volatility of Common Shares	90.00% - 110.00%	105.00%	85.00%	90.00%
Expected life(1)	1.85 - 4.16	2.20	5.61	5.18
Forfeiture rate	10%	—%	25%	—%

(1)Exercise price and expected life for stock options were determined using the range of exercise prices disclosed in Note 14(iv).